Significant Accounting Policies - Additional Information (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) segment category	Dec. 31, 2021 USD ($) segment category	Dec. 31, 2020 BRL (R$)
Disclosure of significant accounting policies [line items]
Number of reportable segments | segment	2	2
Number of financial assets categories | category	4	4
Maximum lease term for elect to use exemptions proposed on lease contracts	12 months	12 months
Maximum lease contract for elect to use exemptions proposed on lease contracts | $		$ 5,000
Prepaid expenses	R$ 169,555		R$ 67,658
Provision for income tax percentage	25.00%	25.00%
Social contribution tax percentage	9.00%	9.00%
Assets recognised from costs to obtain or fulfil contracts with customers	R$ 215,663		90,832
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	101,008		R$ 36,737
Globo Group
Disclosure of significant accounting policies [line items]
Prepaid expenses	R$ 294,953
Federal tax authorities of Brazil
Disclosure of significant accounting policies [line items]
Percentage of offset of tax loss carry forwards up to annual taxable income	30.00%